ACQUISITIONS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

On January 2, 2020, the Group completed an acquisition of 100% equity interest of Deutsche Hospitality. Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels under five brands in the midscale and upscale market in Europe, the Middle East and Africa. The aggregated consideration was EUR720 million (equivalent to RMB5,624) which has been fully paid in cash as of January 2, 2020.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	Remaining lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-life
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liabilities, current	(296)
Finance lease liabilities, current	(21)
Other current liabilities	(784)
Operating lease liabilities, non-current	(8,553)
Finance lease liabilities, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. The goodwill generated from the DH acquisition is allocated to the reporting unit of legacy DH.Goodwill is not deductible for tax purposes.

On April 30, 2021, the Group completed the acquisition of 100% equity interest of CitiGO hotels from Cjia Group, a related party of the Group. CitiGO brand is a light luxury and social hotel brand, which are mainly distributed in first and second-tier cities in China. The aggregated consideration was RMB783 and RMB749 was paid in cash as of December 31, 2021.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	34
Property and equipment	296	5-12 years
Operating lease right-of-use assets	1,119	Remaining lease terms
Other non-current assets	33
Franchise agreement	61	Remaining contract terms
Brand names	90	Indefinite-life
Goodwill	372
Operating lease liabilities, current	(153)
Other current liabilities	(23)
Operating lease liabilities, non-current	(987)
Other noncurrent liabilities	(5)
Deferred tax liabilities	(33)
Noncontrolling interest	(21)
Total	783

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. All the acquired business has been migrated to the Group’s business. The goodwill generated from the CitiGO acquisition is allocated to the reporting unit of legacy Huazhu. Goodwill is not deductible for tax purposes.

During the years ended December 31, 2020, 2021 and 2022, the Group acquired three, three and seven individual companies for total cash consideration of RMB26, RMB51 and RMB9, respectively. The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these hotels and companies acquired in 2020, 2021 and 2022 were immaterial to the consolidated financial statements.